                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



          Read instructions at the end of form before preparing form.

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1.      Name and address of issuer:

          Diversified Investors Variable Funds

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
        classes):     [X]

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3.      Investment Company Act File Number:     811-8264

        Securities Act File Number:     33-73734

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4.(a)   Last day of fiscal year for which this Form is filed:

                        December 31, 2001

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4.(b)   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due

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4.(c)   [ ] Check box if this is the last time the Issuer will be filing this
            Form.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
5.         Calculation of registration fee:

(i)             Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                                   $     440,850,674
                                                                                     ----------------

(ii)            Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                              $    434,630,346
                                                              ----------------

(iii)           Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 11, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission:                            $      --
                                                              ----------------

(iv)            Total available redemption credits
                [add Items 5(ii) and 5(iii)                                         $     434,630,346
                                                                                     ----------------

(v)             Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i):                                                     $       6,220,328
                                                                                    -----------------

------------------------------------------------------------------------------
(vi)            Redemption credits available for              $(             )
                use in future years-if Item 5(i) is           ----------------
                less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:
------------------------------------------------------------------------------

(vii)           Multiplier for determining
                registration fee (See Instruction
                C.9):                                                               x         .000092
                                                                                     ----------------

(viii)          Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                                             =$          572.27
                                                                                     ----------------


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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rate 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______________.
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                                      114

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7.      Interest due -- if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                         +$
                                                           ----------------
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8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:

                                                         =$
                                                           ================
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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

                                        March 25, 2002

             Method of Delivery:
                [X]     Wire Transfer
                [ ]     Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)(1)              /s/ ROBERT F. COLBY
                                        ----------------------------
                                         Robert F. Colby, Secretary



Date     March 26, 2002
    ----------------------------


---------------------
(1) Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Variable Funds
For the period ended December 31, 2001

                                      98010          99029           98046          98079           98089           98720
                                                      HIGH         INTERMEDIATE
                                      MONEY          QUALITY        GOVERNMENT      CORE BOND                       VALUE &
DIVF                                 MARKET           BOND            BOND            FUND          BALANCED        INCOME
                                 -----------------------------------------------------------------------------------------------
Proceeds for issuance of units     95,610,021      12,700,674      13,475,671      22,438,821      17,074,747      71,090,433
Assumptions
                                 -----------------------------------------------------------------------------------------------
Net Sales                          95,610,021      12,700,674      13,475,671      22,438,821      17,074,747      71,090,433
                                 -----------------------------------------------------------------------------------------------

Value of units redeemed ......     88,572,993       4,738,159       7,562,747      13,390,566      27,054,470      65,564,324
                                 -----------------------------------------------------------------------------------------------
Net Change                          7,037,028       7,982,515       5,912,924       9,046,255      (9,979,726)      5,526,110
                                 -----------------------------------------------------------------------------------------------
12/31/00 Cash Flow                   (625,687)         (3,364)        (23,439)       (29,784)         (47,422)       (129,728)
                                 -----------------------------------------------------------------------------------------------
Net Change                          6,411,342       7,959,150       5,889,485      9,016,471      (10,027,146)      5,396,382
                                 ===============================================================================================

Calculation of Fee:
Total change                     $  6,220,328
PER SEC .000092                  $     572.27
                                 ============



Per Fund                               589.84          732.24          541.83          829.52         (922.50)         496.47




                                    98150           98127           98173           98628            98587           98267

                                    GROWTH &        EQUITY          SPECIAL       AGGRESSIVE       HIGH YIELD    INTERNATIONAL
DIVF                                INCOME          GROWTH          EQUITY          EQUITY           BOND            EQUITY
                                 ------------------------------------------------------------------------------------------------
Proceeds for issuance of units    37,997,401      53,120,063      22,505,118      26,033,959       1,443,937      58,707,715
Assumptions
                                 ------------------------------------------------------------------------------------------------
Net Sales                         37,997,401      53,120,063      22,505,118      26,033,959       1,443,937      58,707,715
                                 ------------------------------------------------------------------------------------------------

Value of units redeemed ......    45,449,489      68,994,986      24,985,986      27,169,840         701,113      50,520,334
                                 ------------------------------------------------------------------------------------------------
Net Change                        (7,452,087)    (15,874,923)     (2,480,868)     (1,135,881)        742,623       8,167,381
                                 ------------------------------------------------------------------------------------------------
12/31/00 Cash Flow                  (147,283)         91,036         (63,135)       (105,915)           (217)        562,065
                                 ------------------------------------------------------------------------------------------------
Net Change                        (7,599,370)    (15,783,887)     (2,544,003)     (1,241,797)        742,606       8,749,446
                                 ===============================================================================================

Calculation of Fee:
Total change
PER SEC .000092


Per Fund                             (699.14)      (1,452.12)        (234.05)        (114.25)          68.32          804.95





                                      90082

DIVF                                 CALVERT         TOTAL
                                 -----------------------------
Proceeds for issuance of units     8,654,114     440,850,674
Assumptions                                                0
                                 -----------------------------
Net Sales                          8,654,114     440,850,674
                                 -----------------------------

Value of units redeemed ......     9,374,767     434,079,776
                                 -----------------------------
Net Change                          (720,652)      6,770,898
                                 -----------------------------
12/31/00 Cash Flow                   (27,697)       (550,570)
                                 -----------------------------
Net Change                          (748,350)      6,220,328
                                 =============================
                                                   6,220,328

Calculation of Fee:
Total change
PER SEC .000092


Per Fund                              (68.85)        572.27
